UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [X]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Robshaw & Julian Associates, Inc.
           -----------------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221

           -----------------------------------------------------

Form  13F  File  Number:  28-7320
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              11/06/2000
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            44
                                              ------------

Form  13F  Information  Table  Value  Total:  $250,353,563
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
CORNING INC.                   COMMON           219350105 19729710   66430                              x   none    x
GENERAL ELECTRIC CO.           COMMON           369604103 15702999  272208                              x   none    x
AFLAC INC                      COMMON           1055102   14462814  225761                              x   none    x
INTEL CORP                     COMMON           458140100 13974850  336237                              x   none    x
AUTOMATIC DATA PROCESSING      COMMON           53015103  13878234  207525                              x   none    x
FANNIE MAE                     COMMON           313586109 13600301  190214                              x   none    x
AMERICAN HOME PRODS CORP       COMMON           26609107  10645063  188200                              x   none    x
EMC                            COMMON           268648102 10467600  105600                              x   none    x
MERCK & CO INC                 COMMON           589331107 10422739  140020                              x   none    x
HEWLETT PACKARD CO.            COMMON           428236103  9034677   93141                              x   none    x
SYSCO CORP                     COMMON           871829107  8974622  193784                              x   none    x
PEPSICO INC                    COMMON           713448108  8404338  182703                              x   none    x
MEDTRONIC                      COMMON           585055106  8282228  159850                              x   none    x
MBIA INC.                      COMMON           55262C100  7760947  109117                              x   none    x
CSCO                           COMMON           17275R102  7507094  135875                              x   none    x
WAL MART STORES INC            COMMON           931142103  7495854  155758                              x   none    x
SCHLUMBERGER                   COMMON           806857108  7239384   87950                              x   none    x
PFIZER                         COMMON           717081103  7221411  160699                              x   none    x
ROYAL DUTCH PETE CO.           COMMON           780257705  7168405  119598                              x   none    x
DISNEY WALT COMPANY            COMMON           254687106  5931313  155067                              x   none    x
ELI LILLY & CO.                COMMON           532457108  5836944   71950                              x   none    x
PHILIP MORRIS COS INC          COMMON           718154107  4647151  157865                              x   none    x
PRAXAIR INC.                   COMMON           74005P104  4377547  117125                              x   none    x
SARA LEE CORP                  COMMON           803111103  4302878  211834                              x   none    x
MCI WORLDCOM                   COMMON           55268B106  4118303  135582                              x   none    x
LUCENT                         COMMON           549463107  3858607  126253                              x   none    x
MICROSOFT                      COMMON           594918104  3607110   59807                              x   none    x
UNITED TECHNOLOGIES            COMMON           913017109  2857948   41270                              x   none    x
EXXON CORP                     COMMON           302290101  1811911   20330                              x   none    x
AGILENT                        COMMON           00846U101  1532820   31322                              x   none    x
MORGAN J P & CO INC            COMMON           616880100   698592    4276                              x   none    x
AMERICAN INTL GROUP            COMMON           26874107    629528    6579                              x   none    x
BERKSHIRE HATHWAY, CL A        COMMON           84670108    579600       9                              x   none    x
COCA COLA CO.                  COMMON           191216100   446513    8100                              x   none    x
BP AMOCO                       COMMON           55622104    412075    7775                              x   none    x
KEY CORP                       COMMON           493267108   403481   15940                              x   none    x
GENERAL MLS INC                COMMON           370334104   329440    9280                              x   none    x
JOHNSON & JOHNSON              COMMON           478160104   322487    3433                              x   none    x
M&T                            COMMON           55261F104   310590     609                              x   none    x
HSBHY                          COMMON           404280307   299880    4200                              x   none    x
AIR PRODUCTS & CHEM            COMMON           9158106     295200    8200                              x   none    x
SCHERING PLOUGH                COMMON           806605101   272025    5850                              x   none    x
BRISTOL MYERS SQUIBB           COMMON           110122108   251350    4400                              x   none    x
GILLETTE CO.                   COMMON           375766102   247000    8000                              x   none    x